PRINCIPAL ACTIVITIES AND ORGANIZATION - Divestitures (Details) ¥ in Thousands, $ in Thousands				1 Months Ended		6 Months Ended			12 Months Ended
	Nov. 30, 2021 USD ($) shares	Jul. 12, 2021 USD ($) shares	Jun. 14, 2021 USD ($) shares	Nov. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Jul. 12, 2022 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 24, 2020 USD ($)	Jan. 16, 2020 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration | ¥						¥ 87,432
Working capital adjustment | ¥													¥ 295,000
Net loss from continuing operations						(1,783,786)	$ (276,838)	¥ (411,304)
Accumulated deficit						(17,693,835)				$ (2,746,040)	¥ (15,910,049)
Amount of trade and other payable exempted from repayment | ¥						¥ 120,400
Aggregate purchase amount of convertible preferred shares					$ 165,000				$ 50,000
Class A ordinary shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Conversion of convertible notes (in shares) | shares			66,990,291
2024 Notes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Senior convertible preferred shares in aggregate amount			$ 69,000
First Closing
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate purchase amount of convertible preferred shares		$ 100,000
Salvage car related business | Discontinued business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration | ¥													¥ 330,000
2B online used car auction business | Discontinued business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration												$ 105,000
NIO Capital and Joy Capital
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate purchase amount of convertible preferred shares			$ 315,000		$ 315,000
Number of senior convertible preferred shares issued | shares		291,290,416
NIO Capital and Joy Capital | First Closing
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate purchase amount of convertible preferred shares		$ 100,000
Number of senior convertible preferred shares issued | shares		291,290,416
SUBSEQUENT EVENTS | Second Closing
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate purchase amount of convertible preferred shares				$ 27,500
Number of senior convertible preferred shares issued | shares				80,104,865
SUBSEQUENT EVENTS | NIO Capital and Joy Capital | Second Closing
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate purchase amount of convertible preferred shares	$ 27,500
Number of senior convertible preferred shares issued | shares	80,104,865